Intangible assets, net (Details 1) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Intangible assets, net
Remainder of fiscal 2026	$ 666,140
Fiscal 2027	1,332,281
Total	$ 1,998,421	$ 0